Significant accounting policies - Restatement of previously issued Consolidated Statements of Cash Flows (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Adjustments operating cash flow Non Cash items		€ 3,613,000	€ 2,911,000
Proceeds from loans and borrowings.		1,612,000
Adjustments foreign currency effect on loans as non cash item in operating cash flow		2,018,000
Foreign currency effect	€ (712,747)	(6,721,847)	863,226
Cash provided by / (used in) operating activities	6,430,590	(29,453,608)	1,419,410
Proceeds from loans and borrowings	56,940,668	57,163,941	53,577,777
Net cash provided by / (used in) financing activities	(11,236,149)	9,820,150	76,236,946
Net increase / (decrease) in cash and cash equivalents	(17,631,991)	(28,870,918)	74,785,888
Foreign currency effect on cash and cash equivalents	€ 4,055,847	5,853,782	(3,099,731)
as initially Reported
Disclosure of initial application of standards or interpretations [line items]
Foreign currency effect		521,390	(2,047,671)
Cash provided by / (used in) operating activities		(22,210,371)	(1,491,487)
Proceeds from loans and borrowings		55,552,179	53,577,777
Net cash provided by / (used in) financing activities		8,208,389	76,236,946
Net increase / (decrease) in cash and cash equivalents		(23,239,443)	71,874,992
Foreign currency effect on cash and cash equivalents		222,307	(188,835)
Adjustment
Disclosure of initial application of standards or interpretations [line items]
Foreign currency effect		(7,243,237)	2,910,897
Cash provided by / (used in) operating activities		(7,243,237)	2,910,897
Proceeds from loans and borrowings		1,611,762
Net cash provided by / (used in) financing activities		1,611,762
Net increase / (decrease) in cash and cash equivalents		(5,631,475)	2,910,897
Foreign currency effect on cash and cash equivalents		€ 5,631,475	€ (2,910,897)